Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - Acquisitions 2021-2023 [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Purchase price paid on acquisition	kr 579	kr 51,297	kr 256
Deferred consideration/Others	0	1,972	0
Total consideration, all cash and cash equivalents	579	53,269	256
Net assets (liabilities) acquired
Intangible assets	306	23,554	(95)
Property, plant and equipment	1	186	1
Right-of-use of assets	2	334	0
Cash and cash equivalents	7	521	0
Other assets	83	5,344	21
Provisions, incl. post-employment benefits	0	(1,050)	0
Other liabilities	(168)	(16,916)	(348)
Total identifiable net assets (liabilities)	231	11,973	(421)
Goodwill	348	41,296	677
Total	579	53,269	256
Acquisition-related costs	kr 36	kr 436	kr 11